TRADE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
TRADE AND OTHER PAYABLES [Abstract]
Trade creditors	$ 1,901,870	$ 350,801
Accrued expenses	87,214	132,626
Trade and other payables	$ 1,989,084	$ 483,427